Capital Stock (Details Narrative) (10-Q) - USD ($)					1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 28, 2019	Jun. 05, 2019	Mar. 29, 2019	Dec. 15, 2016	Dec. 31, 2018	Oct. 31, 2017	Jun. 30, 2019	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Common stock issued	898,550						1,256,833	5,906,710	15,618,572	6,733,793
Common stock issued, value	$ 1,797,100						$ 1,797,100	$ 9,263,424	$ 10,903,930	$ 6,038,900
Common stock issued for convertible notes		127,291	731,039				127,291		731,039
Common stock issued for convertible notes, value							$ 318,226		$ 1,820,865
Common stock issued for services, shares	63,492						63,492		5,000
Common stock issued for services	$ 209,346						$ 200,000		$ 22,350
Warrants exercise price	$ 2.40
Number of stock sold				475,681
Warrants issued to purchase common stock			365,523
Common Shares [Member]
Common stock issued							898,550	5,614,210	5,796,336	4,640,822
Common stock issued, value							$ 899	$ 5,614	$ 5,797	$ 4,641
Common stock issued for convertible notes							127,291		731,039
Common stock issued for convertible notes, value							$ 127		$ 731
Common stock issued for services, shares							63,492		5,000
Common stock issued for services							$ 63		$ 5
Warrants [Member]
Warrants outstanding							8,646,216
Warrants [Member] | Until March 2020 [Member]
Warrants exercise price							$ 2.50
Warrants issued to purchase common stock							349,060
Warrants [Member] | Until April 2025 [Member]
Warrants exercise price							$ 1.65
Warrants issued to purchase common stock							966,494
Warrants [Member] | Over Next Three to Five Years [Member]
Warrants exercise price							$ 2.00
Warrants issued to purchase common stock							4,601,639
Warrants [Member] | Over Next Five Years [Member]
Warrants exercise price							$ 2.40
Warrants issued to purchase common stock							2,729,023
Placement Agreement [Member]
Unit price of offering					$ 2.00	$ 1.65
Warrants exercise price						$ 2.00
Warrant terms					5 years	5 years
Cash fee in percentage					12.00%	12.00%
Cash fee					$ 942,828		$ 164,567	$ 1,137,211		$ 117,750
Placement Agreement [Member] | Common Shares [Member]
Number of stock sold					3,828,450		898,550	5,614,210		594,702
Cash fee in percentage					12.00%
Placement Agreement [Member] | Warrants [Member]
Warrants exercise price					$ 2.00
Number of stock sold							449,275	2,807,105		297,351
Number of stock sold, value							$ 1,797,100	$ 9,263,424		$ 981,250
Cash fee in percentage					12.00%
Warrants issued to purchase common stock					1,914,225
Investors [Member]
Common stock issued							898,550
Common stock issued, value							$ 1,797,100
Investors [Member] | Placement Agreement [Member]
Unit price of offering					$ 2.00
Warrants exercise price					$ 2.40
Warrant terms					5 years
Offering consisted units description					The offering consisted of Units priced at $2.00, which included one share of common stock and one five-year warrant to purchase an additional half-share of common stock for an exercise price of $2.40 per share. Effectively, every two units purchased provided the investor with a five-year warrant at an exercise price of $2.40 per share.
Employees, Members of Board of Directors and Advisory Committee [Member]
Common stock issued, value							$ 333,250
Common stock issued for services, shares							167,500
Employees, Members of Board of Directors and Advisory Committee [member]
Common stock issued							167,500